Financial Instruments and Fair Value Measurements, Fair Value of Derivatives and Location on Consolidated Balance Sheets (Details) - Designated [Member] - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Cross-Currency Swaps [Member] | Other Assets [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	$ 0	$ 88
Cross-Currency Swaps [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	270	0
Interest Rate Swaps [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	$ 226	$ 81